Financial Instruments and Financial Risk Management (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Derivate liability	$ 482,021
Percentage of volatility used was increased	10.00%
Foreign exchange risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 545,784	$ 9,396
Change in the US dollars to Canadian dollar exchange rate	10.00%	10.00%
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 18,950	$ 32,499
Change in market interest rates	1.00%	1.00%